INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
The partnership is a flow-through entity for tax purposes. However, income taxes are recognized for the amount of taxes payable by the primary holding subsidiaries of the partnership (“Holding Entities”), any direct or indirect corporate subsidiaries of the Holding Entities and for the impact of deferred tax assets and liabilities related to such entities.

The components of net deferred tax liability are presented as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Deferred income tax assets:
Non-capital losses (Canada)	$266	$172
Net operating losses (United States)	867	760
Non-capital losses (foreign)	67	90
Tax credit carryforwards	3	33
Capital losses (United States)	240	336
Other	14	13
	1,457	1,404
Deferred income tax (liabilities):
Properties	(3,455)	(3,899)
	(3,455)	(3,899)
Net deferred tax (liability)	$(1,998)	$(2,495)
The changes in deferred tax balances are presented as follows:

		Recognized in
(US$ Millions)	Dec. 31, 2024	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2025
Deferred tax assets	$1,404	$55	$—	$—	$—	$(2)	$1,457
Deferred tax (liabilities)	(3,899)	(132)	—	700	(115)	(9)	(3,455)
Net deferred tax (liability)	$(2,495)	$(77)	$—	$700	$(115)	$(11)	$(1,998)

		Recognized in
(US$ Millions)	Dec. 31, 2023	Income	Equity	Acquisitions and Dispositions	OCI	Other Balance Sheet	Dec. 31, 2024
Deferred tax assets	$1,745	$(260)	$—	$—	$(10)	$(71)	$1,404
Deferred tax (liabilities)	(5,202)	164	—	—	135	1,004	(3,899)
Net deferred tax (liability)	$(3,457)	$(96)	$—	$—	$125	$933	$(2,495)

Acquisitions and Dispositions of $700 million in the current year reflect the partnership’s sale of a partial interest in India REIT and its resulting deconsolidation. See Note 4, Investment Properties for further information on the Deconsolidation of India REIT. During 2024, the partnership and its subsidiaries deconsolidated its interest in its BSREP IV investment resulting in a derecognition of net deferred tax liabilities of approximately $890 million reflected in other balance sheet activity above. See Note 32, Related Parties for further information on the Deconsolidation of BSREP IV investments.

The Holding Entities and their Canadian subsidiaries have deferred tax assets of $266 million (December 31, 2024 - $172 million) related to non-capital losses that will begin to expire in 2032. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $867 million (December 31, 2024 - $760 million) related to net operating losses that will begin to expire in 2026. The Holding Entities and their U.S. subsidiaries have deferred tax assets of $240 million (December 31, 2024 - $336 million) related to capital losses which will begin to expire in 2026. The holding entities and their foreign subsidiaries, mainly in India, South Korea and the United Kingdom, have deferred tax assets of $67 million (December 31, 2024 - $90 million) related to non-capital losses which will begin to expire in 2026.

The gross deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized are as follows:

(US$ Millions)	Dec. 31, 2025	Dec. 31, 2024
Unused tax losses - gross
Capital losses (foreign)	$—	$4
Net operating losses (foreign)	302	355
Other unrecognized tax attributes	—	37
Unrecognized deductible temporary differences, unused tax losses, and unused tax credits	$302	$396

The Holding Entities, their U.S. subsidiaries, and foreign subsidiaries have gross deductible temporary differences, unused tax losses, and unused tax credits which have not been recognized of $302 million (December 31, 2024 - $396 million) related mostly to net operating losses and capital losses. Approximately $43 million of the foreign net operating losses will expire by 2028. The remaining foreign net operating losses have no expiry.

The aggregate amount of gross temporary differences associated with investments and interests in joint arrangements in subsidiaries for which deferred tax assets have not been recognized as of December 31, 2025 is approximately $1,022 million (December 31, 2024 - a deferred tax liability of $346 million).
The major components of income tax expense include the following:

(US$ Millions) Years ended Dec. 31,	2025	2024	2023
Current income tax expense	$80	$193	$135
Deferred income tax expense (benefit)	77	96	(554)
Income tax expense (benefit)	$157	$289	$(419)

The decrease in income tax expense for the year ended December 31, 2025 compared to the prior year is primarily due to tax expense uncorrelated with accounting income in the prior year. This decrease is partially offset by tax rate changes in certain foreign jurisdictions. The global minimum top-up tax did not have a significant impact on the current tax expense of the partnership.

Years ended Dec. 31,	2025	2024	2023
Statutory income tax rate	26%	26%	26%
Increase (decrease) in rate resulting from:
International operations subject to different tax rates	(56)%	(15)%	(12)%
Non-controlling interests in income of flow-through entities	(35)%	(19)%	(9)%
Change in tax rates applicable to temporary differences in other jurisdictions	(19)%	—%	14%
Tax expense uncorrelated with accounting income	(19)%	(8)%	—
Other	(4)%	(1)%	(1)%
Effective income tax rate	(107)%	(17)%	18%

As the partnership is not subject to tax, the analyses used the applicable Canadian blended Federal and Provincial tax rate as the statutory income tax rate.